PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jan. 03, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Land	$22,750	$14,970
Buildings	83,780	104,736
Machinery and equipment	157,513	297,666
Land improvements	2,228	1,174
Building improvements	1,047	3,561
Construction-in-progress	15,518	7,341
	282,836	429,448
Less: accumulated depreciation	(12,420)	(257,731)
Property, plant and equipment, net	$270,416	$171,717